Note 9 - Property and Equipment - Estimated Useful Lives of Property, Plant and Equipment (Details)	12 Months Ended
Dec. 31, 2025
Servers and Network Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (Year)	6 years
Top of range [member] | Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (Year)	10 years
Top of range [member] | Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (Year)	6 years
Top of range [member] | Furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (Year)	5 years